Related Party Convertible Notes Payable (Tables)	3 Months Ended	6 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Notes to Financial Statements
Related Party Convertible Notes Payable
	Interest Rate	Term	March 31, 2018	December 31, 2017
Related party convertible notes payable	6%	0 years	$179,000	$179,000
Discount				(4,544)
Total			$179,000	$174,456

	Interest Rate	Term	December 31, 2017	June 30, 2017	June 30, 2016
Related party convertible notes payable	6%	0 - .1 year	$179,000	$493,450	$298,332
Discount			(4,544)	(227,203)	(277,602)
Total			$174,456	$266,247	$20,730